Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2020
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2020	2019	2018
	US$'000	US$'000	US$'000
Fixed remuneration	5,086	5,404	6,068
Variable remuneration	756	254	—
Contributions to pension plans and insurance policies	319	350	379
Share-based compensation	2,017	4,882	1,777
Termination benefits	1,886	1,147	2,284
Other remuneration	9	7	23
Total	10,073	12,044	10,531